Goodwill	12 Months Ended
Dec. 31, 2016
Goodwill [Abstract]
Goodwill
(6)	Goodwill

The movements in carrying amount of goodwill by reportable segments are as follows:

Agency segment
RMB
Balance as of December 31, 2015	133,474
Eliminated on disposal of a subsidiary	(11,397)
Balance as of December 31, 2016	122,077

The gross amount and accumulated impairment losses by segment as of December 31, 2015 and 2016 are as follows:

	Agency segment	Claims Adjusting segment	Total
	RMB	RMB	RMB
Gross as of January 1, 2015	1,096,102	38,077	1,134,179
Eliminated on disposal of a subsidiary	—	(16,940)	(16,940)
Gross as of December 31, 2015	1,096,102	21,137	1,117,239
Eliminated on disposal of a subsidiary	(173,608)	—	(173,608)
Gross as of December 31, 2016	922,494	21,137	943,631
Accumulated impairment loss as of January 1, 2015	(962,628)	(38,077)	(1,000,705)
Eliminated on disposal of a subsidiary	—	16,940	16,940
Accumulated impairment loss as of December 31, 2015	(962,628)	(21,137)	(983,765)
Eliminated on disposal of a subsidiary	162,211	—	162,211
Accumulated impairment loss as of December 31, 2016	(800,417)	(21,137)	(821,554)
Net as of December 31, 2015	133,474	—	133,474
Net as of December 31, 2016	122,077	—	122,077

The Group performed the annual impairment analysis as of the balance sheet date. There has been no impairment loss recognized in goodwill for the years ended December 31, 2014, 2015 and 2016.